Interest-Bearing Loans from Banks and Others (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Banks	₪ 3,910
Other financial institutions	765
Total	4,675	₪ 8,562
Current maturities	50
Net of current maturities	4,625	8,183
In NIS linked to CPI [Member]
Disclosure of financial instruments by type of interest rate [line items]
Banks	358
Other financial institutions	164
Total	522	531
Current maturities	11
Net of current maturities	511	520
In NIS non linked [Member]
Disclosure of financial instruments by type of interest rate [line items]
Banks	106
Other financial institutions
Total	106	299
Current maturities	2
Net of current maturities	104	297
In C [Member]
Disclosure of financial instruments by type of interest rate [line items]
Banks	352
Other financial institutions
Total	352	3,162
Current maturities
Net of current maturities	352	2,828
In US [Member]
Disclosure of financial instruments by type of interest rate [line items]
Banks	1,700
Other financial institutions	601
Total	2,301	3,106
Current maturities	32
Net of current maturities	2,269	3,082
In Euro [Member]
Disclosure of financial instruments by type of interest rate [line items]
Banks	974
Other financial institutions
Total	974	1,019
Current maturities	5
Net of current maturities	969	1,013
Swedish Krona [Member]
Disclosure of financial instruments by type of interest rate [line items]
Banks
Other financial institutions
Total		2
Current maturities
Net of current maturities
Norwegian Krone [Member]
Disclosure of financial instruments by type of interest rate [line items]
Banks	420
Other financial institutions
Total	420	443
Current maturities
Net of current maturities	₪ 420	₪ 443